Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Value Line Small Cap Opportunities Fund, Inc.
Entity Central Index Key	0000895429
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000162155
Shareholder Report [Line Items]
Fund Name	Value Line Small Cap Opportunities Fund, Inc.
Class Name	Institutional
Trading Symbol	VLEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Small Cap Opportunities Fund, Inc. (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Institutional Class generated a total return of 14.50% during the year ended December 31, 2024.

• The Fund outperformed the Russell 2000® Index due to effective stock selection. The Fund’s emphasis on growth stocks also helped, as growth stocks notably outpaced value stocks.

• Contributing most positively to the Fund’s relative results was the industrials sector, wherein both effective stock selection and an overweight added value. Effective individual stock selection in the materials and consumer discretionary sectors further buoyed Fund performance as did having no holdings in energy, the weakest sector in the Russell 2000® Index.

• Partially offsetting these positive contributors was the dampening effect of weak stock selection in the information technology and consumer staples sectors. Having an underweight to financials and no allocation to communication services, which each outperformed the Russell 2000® Index, also detracted.

• Among the individual stocks that contributed most positively to the Fund’s relative results were Comfort Systems USA, a provider of mechanical and electrical installation, renovation, maintenance, repair and replacement services; EMCOR Group, a mechanical and electrical construction, industrial and energy infrastructure and building services company; and AAON, which designs, manufactures and sells HVAC equipment. Each enjoyed a robust share price gain during the annual period because of stronger than expected operating results.

• Among the stocks that detracted most from the Fund’s relative performance were positions in cloud-based supply chain management software provider SPS Commerce and landscape supplies wholesale distributor SiteOne Landscape Supply. Each saw a share price decline on weaker than expected operating results. Also, the Fund did not own computer hardware company Super Micro Computer, whose shares rose more than 180% during the annual period, and thus it proved a top detractor from relative results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Small Cap Opportunities Fund Inc.-Institutional Class	Russell 2000® Index
11/2/2015	$10,000	$10,000
11/30/2015	$10,042	$10,325
12/31/2015	$9,681	$9,807
1/31/2016	$9,135	$8,944
2/29/2016	$9,135	$8,944
3/31/2016	$9,667	$9,658
4/30/2016	$9,727	$9,810
5/31/2016	$9,971	$10,030
6/30/2016	$10,073	$10,024
7/31/2016	$10,354	$10,623
8/31/2016	$10,559	$10,811
9/30/2016	$10,497	$10,931
10/31/2016	$10,082	$10,411
11/30/2016	$10,904	$11,572
12/31/2016	$11,101	$11,897
1/31/2017	$11,223	$11,943
2/28/2017	$11,516	$12,174
3/31/2017	$11,541	$12,190
4/30/2017	$11,737	$12,324
5/31/2017	$11,827	$12,073
6/30/2017	$11,905	$12,490
7/31/2017	$12,057	$12,583
8/31/2017	$11,856	$12,423
9/30/2017	$12,390	$13,198
10/31/2017	$12,693	$13,311
11/30/2017	$13,055	$13,694
12/31/2017	$13,095	$13,639
1/31/2018	$13,439	$13,995
2/28/2018	$13,022	$13,454
3/31/2018	$13,157	$13,628
4/30/2018	$13,017	$13,745
5/31/2018	$13,524	$14,580
6/30/2018	$13,635	$14,684
7/31/2018	$14,155	$14,940
8/31/2018	$14,935	$15,584
9/30/2018	$14,729	$15,209
10/31/2018	$13,381	$13,557
11/30/2018	$13,834	$13,773
12/31/2018	$12,506	$12,137
1/31/2019	$13,604	$13,502
2/28/2019	$14,291	$14,204
3/31/2019	$14,221	$13,907
4/30/2019	$14,952	$14,379
5/31/2019	$14,087	$13,261
6/30/2019	$15,086	$14,198
7/31/2019	$15,424	$14,280
8/31/2019	$14,882	$13,575
9/30/2019	$14,973	$13,857
10/31/2019	$15,118	$14,222
11/30/2019	$15,561	$14,808
12/31/2019	$15,686	$15,235
1/31/2020	$15,772	$14,746
2/29/2020	$14,792	$13,505
3/31/2020	$12,653	$10,571
4/30/2020	$13,808	$12,023
5/31/2020	$15,072	$12,805
6/30/2020	$15,269	$13,258
7/31/2020	$16,088	$13,625
8/31/2020	$16,755	$14,392
9/30/2020	$16,177	$13,911
10/31/2020	$16,274	$14,203
11/30/2020	$18,414	$16,821
12/31/2020	$19,911	$18,276
1/31/2021	$19,954	$19,195
2/28/2021	$20,866	$20,392
3/31/2021	$21,045	$20,597
4/30/2021	$21,736	$21,029
5/31/2021	$21,457	$21,072
6/30/2021	$21,651	$21,481
7/31/2021	$22,210	$20,705
8/31/2021	$22,641	$21,168
9/30/2021	$22,039	$20,544
10/31/2021	$22,944	$21,418
11/30/2021	$22,323	$20,525
12/31/2021	$22,999	$20,984
1/31/2022	$20,643	$18,964
2/28/2022	$20,441	$19,166
3/31/2022	$20,392	$19,405
4/30/2022	$18,975	$17,482
5/31/2022	$18,555	$17,508
6/30/2022	$17,839	$16,068
7/31/2022	$19,387	$17,746
8/31/2022	$18,527	$17,382
9/30/2022	$16,945	$15,717
10/31/2022	$18,617	$17,447
11/30/2022	$19,630	$17,854
12/31/2022	$18,650	$16,696
1/31/2023	$20,129	$18,323
2/28/2023	$20,438	$18,013
3/31/2023	$20,362	$17,153
4/30/2023	$20,239	$16,844
5/31/2023	$19,639	$16,689
6/30/2023	$21,464	$18,046
7/31/2023	$21,600	$19,149
8/31/2023	$21,485	$18,191
9/30/2023	$20,328	$17,120
10/31/2023	$19,483	$15,953
11/30/2023	$21,084	$17,396
12/31/2023	$22,807	$19,522
1/31/2024	$22,623	$18,763
2/29/2024	$24,166	$19,824
3/31/2024	$24,809	$20,533
4/30/2024	$23,816	$19,088
5/31/2024	$24,826	$20,046
6/30/2024	$24,421	$19,860
7/31/2024	$26,138	$21,878
8/31/2024	$26,278	$21,551
9/30/2024	$26,913	$21,702
10/31/2024	$26,053	$21,388
11/30/2024	$28,408	$23,735
12/31/2024	$26,114	$21,774

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since InceptionFootnote Reference*
Institutional Class	14.50%	10.73%	11.04%
Russell 2000® Index	11.54%	7.40%	8.86%

Performance Inception Date	Nov. 02, 2015
AssetsNet	$ 724,225,916
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 4,794,960
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$724,225,916
# of Portfolio Holdings	69
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,794,960

Holdings [Text Block]
Comfort Systems USA, Inc.	4.2%
AAON, Inc.	3.4%
ExlService Holdings, Inc.	3.3%
Post Holdings, Inc.	3.2%
Federal Signal Corp.	3.1%
CACI International, Inc.	3.0%
RLI Corp.	3.0%
Ensign Group, Inc.	2.8%
EMCOR Group, Inc.	2.7%
SPS Commerce, Inc.	2.7%
Value	Value
Common Stocks	96.9%
Cash & Other Assets - Net	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020634
Shareholder Report [Line Items]
Fund Name	Value Line Small Cap Opportunities Fund, Inc.
Class Name	Investor
Trading Symbol	VLEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Small Cap Opportunities Fund, Inc. (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$126	1.18%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Investor Class generated a total return of 14.24% during the year ended December 31, 2024.

• The Fund outperformed the Russell 2000® Index due to effective stock selection. The Fund’s emphasis on growth stocks also helped, as growth stocks notably outpaced value stocks.

• Contributing most positively to the Fund’s relative results was the industrials sector, wherein both effective stock selection and an overweight added value. Effective individual stock selection in the materials and consumer discretionary sectors further buoyed Fund performance as did having no holdings in energy, the weakest sector in the Russell 2000® Index.

• Partially offsetting these positive contributors was the dampening effect of weak stock selection in the information technology and consumer staples sectors. Having an underweight to financials and no allocation to communication services, which each outperformed the Russell 2000® Index, also detracted.

• Among the individual stocks that contributed most positively to the Fund’s relative results were Comfort Systems USA, a provider of mechanical and electrical installation, renovation, maintenance, repair and replacement services; EMCOR Group, a mechanical and electrical construction, industrial and energy infrastructure and building services company; and AAON, which designs, manufactures and sells HVAC equipment. Each enjoyed a robust share price gain during the annual period because of stronger than expected operating results.

• Among the stocks that detracted most from the Fund’s relative performance were positions in cloud-based supply chain management software provider SPS Commerce and landscape supplies wholesale distributor SiteOne Landscape Supply. Each saw a share price decline on weaker than expected operating results. Also, the Fund did not own computer hardware company Super Micro Computer, whose shares rose more than 180% during the annual period, and thus it proved a top detractor from relative results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Small Cap Opportunities Fund Inc.-Investor Class	Russell 2000® Index
12/14	$10,000	$10,000
01/15	$9,811	$9,678
02/15	$10,392	$10,253
03/15	$10,490	$10,432
04/15	$10,246	$10,165
05/15	$10,354	$10,398
06/15	$10,379	$10,475
07/15	$10,547	$10,354
08/15	$10,093	$9,703
09/15	$9,769	$9,227
10/15	$10,426	$9,747
11/15	$10,576	$10,064
12/15	$10,194	$9,559
01/16	$9,621	$8,718
02/16	$9,614	$8,718
03/16	$10,172	$9,413
04/16	$10,233	$9,561
05/16	$10,485	$9,777
06/16	$10,589	$9,770
07/16	$10,885	$10,354
08/16	$11,099	$10,537
09/16	$11,031	$10,654
10/16	$10,592	$10,148
11/16	$11,453	$11,279
12/16	$11,658	$11,595
01/17	$11,784	$11,641
02/17	$12,090	$11,866
03/17	$12,113	$11,881
04/17	$12,318	$12,012
05/17	$12,405	$11,767
06/17	$12,484	$12,174
07/17	$12,643	$12,264
08/17	$12,428	$12,108
09/17	$12,988	$12,864
10/17	$13,302	$12,974
11/17	$13,676	$13,348
12/17	$13,715	$13,294
01/18	$14,075	$13,641
02/18	$13,633	$13,113
03/18	$13,773	$13,283
04/18	$13,622	$13,397
05/18	$14,149	$14,211
06/18	$14,263	$14,312
07/18	$14,804	$14,562
08/18	$15,617	$15,190
09/18	$15,397	$14,824
10/18	$13,985	$13,214
11/18	$14,457	$13,424
12/18	$13,065	$11,830
01/19	$14,212	$13,160
02/19	$14,925	$13,845
03/19	$14,848	$13,555
04/19	$15,610	$14,015
05/19	$14,703	$12,925
06/19	$15,742	$13,839
07/19	$16,089	$13,918
08/19	$15,524	$13,231
09/19	$15,613	$13,507
10/19	$15,764	$13,862
11/19	$16,222	$14,433
12/19	$16,350	$14,849
01/20	$16,434	$14,373
02/20	$15,408	$13,163
03/20	$13,178	$10,303
04/20	$14,382	$11,718
05/20	$15,693	$12,481
06/20	$15,894	$12,922
07/20	$16,741	$13,280
08/20	$17,436	$14,028
09/20	$16,829	$13,559
10/20	$16,927	$13,843
11/20	$19,146	$16,395
12/20	$20,700	$17,813
01/21	$20,741	$18,709
02/21	$21,684	$19,876
03/21	$21,865	$20,075
04/21	$22,581	$20,497
05/21	$22,285	$20,539
06/21	$22,482	$20,937
07/21	$23,054	$20,181
08/21	$23,499	$20,632
09/21	$22,873	$20,024
10/21	$23,803	$20,876
11/21	$23,153	$20,006
12/21	$23,849	$20,453
01/22	$21,406	$18,484
02/22	$21,192	$18,681
03/22	$21,135	$18,914
04/22	$19,662	$17,039
05/22	$19,225	$17,065
06/22	$18,478	$15,661
07/22	$20,077	$17,296
08/22	$19,181	$16,942
09/22	$17,538	$15,319
10/22	$19,264	$17,005
11/22	$20,309	$17,402
12/22	$19,291	$16,273
01/23	$20,821	$17,859
02/23	$21,130	$17,557
03/23	$21,050	$16,718
04/23	$20,920	$16,418
05/23	$20,296	$16,266
06/23	$22,176	$17,589
07/23	$22,311	$18,664
08/23	$22,189	$17,731
09/23	$20,991	$16,687
10/23	$20,112	$15,549
11/23	$21,759	$16,956
12/23	$23,534	$19,028
01/24	$23,340	$18,288
02/24	$24,923	$19,322
03/24	$25,584	$20,013
04/24	$24,552	$18,605
05/24	$25,589	$19,538
06/24	$25,168	$19,357
07/24	$26,928	$21,324
08/24	$27,073	$21,006
09/24	$27,720	$21,152
10/24	$26,828	$20,847
11/24	$29,249	$23,134
12/24	$26,884	$21,223

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	14.24%	10.46%	10.40%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 724,225,916
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 4,794,960
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$724,225,916
# of Portfolio Holdings	69
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,794,960

Holdings [Text Block]
Comfort Systems USA, Inc.	4.2%
AAON, Inc.	3.4%
ExlService Holdings, Inc.	3.3%
Post Holdings, Inc.	3.2%
Federal Signal Corp.	3.1%
CACI International, Inc.	3.0%
RLI Corp.	3.0%
Ensign Group, Inc.	2.8%
EMCOR Group, Inc.	2.7%
SPS Commerce, Inc.	2.7%
Value	Value
Common Stocks	96.9%
Cash & Other Assets - Net	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com